UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2014

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2013 (unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 91.8%
Consumer Staples - 3.4%
Sysco Corp.	145,433	$5,018,893
Energy - 17.3%
Exxon Mobil Corp.	61,430	5,759,062
Imperial Oil Ltd.	188,350	8,087,749
Schlumberger Ltd.	97,735	7,948,788
Southwestern Energy Co. *	94,640	3,671,086
		25,466,685
Financials - 10.8%
Capitol Federal Financial, Inc.	342,505	4,318,988
MetLife, Inc.	133,485	6,463,344
Northern Trust Corp.	86,413	5,058,617
		15,840,949
Healthcare - 10.4%
Patterson Companies, Inc.	160,699	6,570,982
Stryker Corp.	123,015	8,667,637
		15,238,619
Industrials # - 26.5%
3M Co.	12,404	1,456,602
American Science and Engineering, Inc.	126,324	7,679,236
ITT Corp.	163,087	5,094,838
Rexnord Corp. *	230,935	4,380,837
Rockwell Collins, Inc.	40,935	2,913,344
Southwest Airlines Co.	316,395	4,375,743
Xylem, Inc.	526,205	13,118,290
		39,018,890
Information Technology - 12.5%
Cabot Microelectronics Corp. *	164,744	6,092,233
MKS Instruments, Inc.	264,786	7,180,996
TE Connectivity Ltd.	42,905	2,189,871
Texas Instruments, Inc.	74,175	2,907,660
		18,370,760
Materials - 7.4%
Air Products and Chemicals, Inc.	13,690	1,487,282
Compass Minerals International, Inc.	27,480	2,077,488
Goldcorp, Inc.	260,770	7,361,537
		10,926,307
Utilities - 3.5%
National Fuel Gas Co.	79,165	5,132,267
Total Common Stocks
(Cost $126,136,786)		135,013,370

SHORT-TERM INVESTMENT - 9.5%
Fidelity Institutional Money Market Portfolio, 0.07% ^	14,072,909	14,072,909
(Cost $14,072,909)

Total Investments - 101.3%
(Cost $140,209,695)		149,086,279
Other Assets and Liabilities, Net - (1.3%)		(1,943,955)
Total Net Assets - 100.0%		$147,142,324

*	Non-income producing security.
#	As of July 31,2013, the Fund had a significant portion of its assets invested in this sector and is therefore subject to additional risks.
^	Variable rate security- The rate shown is the rate in effect as of July 31, 2013.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$135,013,370	$-	$-	$135,013,370
Short-Term Investment	14,072,909	-	-	14,072,909
Total Investments	$149,086,279	$-	$-	$149,086,279

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Nuance Concentrated
Value Fund

Cost of investments	$140,209,695

Gross unrealized appreciation	10,618,168
Gross unrealized depreciation	(1,741,584)
Net unrealized appreciation / (depreciation)	$8,876,584

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date September 17, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  September 17, 2013